FORM 24F-2

            Annual Notice of Securities Sold Pursuant to Rule 24F-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549



                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


 1.  Name and Address of Issuer:

     Philadelphia Fund, Inc.
     1200 North Federal Highway #424
     Boca Raton, FL  33432


 2.  Name of each series or class of funds for which this notice is filed:

     Philadelphia Fund, Inc.


 3.  Investment Company Act File Number:  811-00505

     Securities Act File Number:  2-10698


 4.  Last day of fiscal year for which this notice is filed: November 30, 1996


 5. Check box if this notice is being file more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                         [ ]


 6. Date of termination of issuer's declaration under rule 24f-2(a)(I), if applicable (see Instruction A6): N/A


 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-


 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-


 9.  Number and aggregate sale price of securities sold during the fiscal year:
            Number of shares: 62,070
            Aggregate sales price:  $449,151


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

            Number of shares: 62,070
            Aggregate sales price:   $449,151


11. Number and aggregate sale price of securities sold during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B7):

            Number of shares: 1,322,459
            Aggregate sales price:   $9,413,721


12.  Calculation of registration fee:

     (i)   Aggregate sales price of securities sold
           during the fiscal year in reliance on rule
           24f-2(from Item 10):                                  $   449,151


     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                       + 9,413,721



     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):               - 7,364,183



     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):          +         0
                                                                  ----------


     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line(i), plus line(ii), less line(iii), plus line
           (iv)] (if applicable):                                  2,498,689



     (vi)  Multiplier prescribed by section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C6):                      x    1/3300
                                                                  ----------


     (vii) Fee due[line (i) or line (v)]:                             757.18
                                                                  ==========




Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other Procedures (17 CFR 202.3a).
                                                                         [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 01/10/97
------------------------------------------------------------------------------
                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By(Signature and Title)*            /s/Ronald F. Rohe
                                 ------------------------------
                                    Ronald F. Rohe, Treasurer


Date:  January 15, 1997

*Please print the name and title of the signing officer below the signature.